Segment Information	12 Months Ended
Sep. 30, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

The CODMs review financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODMs, the Group has two reportable segments, including EXTEND from Japan, and other subsidiaries from Hong Kong and PRC. The Group’s CODMs evaluate performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the Year ended September 30, 2023
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$8,749,200	$3,984,139	$12,733,339
Segment income before tax	$(435,557)	$(281,121)	$(716,678)

	For the Year ended September 30, 2022
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$16,515,393	$5,512,910	$22,028,303
Segment income before tax	$273,508	$1,178,825	$1,452,333

	For the Year ended September 30, 2021
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$12,352,979	$3,113,883	$15,466,862
Segment income before tax	$(253,519)	$1,106,725	$853,206

The total assets from continuing operations by segments as of September 30, 2023, 2022 and 2021 were as follows:

	As of September 30,
	2023	2022	2021
Segment assets
EXTEND	$3,638,188	$3,886,339	$5,310,984
Other subsidiaries	6,995,325	5,192,892	2,219,557
Total segment assets	$10,633,513	$9,079,231	$7,530,541

The property and equipment, net from continuing operations by segments as of September 30, 2023, 2022 and 2021 were as follows:

	As of September 30,
	2023	2022	2021
Property and equipment, net
EXTEND	$11,708	$1,549,102	$3,062,407
Other subsidiaries	146,934	203,910	5,036
Total property and equipment, net	$158,642	$1,753,012	$3,067,443

The right-of-use assets, net from continuing operations by segments as of September 30, 2023, 2022 and 2021 were as follows:

	As of September 30,
	2023	2022	2021
Right-of-use assets, net
EXTEND	$116,015	$—	$—
Other subsidiaries	508,930	—	—
Total right-of-use assets, net	$624,945	$—	$—